UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS RREEF Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.3%
Real Estate Investments Trust (“REITs”) 94.7%
Apartments 15.6%
Apartment Investment & Management Co. "A"	713,525	18,173,482
AvalonBay Communities, Inc. (a)	438,190	52,617,855
BRE Properties, Inc. (a)	630,344	29,739,630
Camden Property Trust	414,200	23,534,844
Campus Crest Communities, Inc.	66,610	787,996
Equity Residential	562,236	31,715,733
Post Properties, Inc. (a)	522,764	20,518,487

		177,088,027
Diversified 6.9%
American Assets Trust, Inc.	412,500	8,773,875
Colonial Properties Trust (a)	1,122,351	21,605,257
Digital Realty Trust, Inc. (a)	313,027	18,199,390
Duke Realty Corp.	1,533,584	21,485,512
PS Business Parks, Inc.	132,334	7,667,432
Washington Real Estate Investment Trust	28	870

		77,732,336
Health Care 9.2%
Cogdell Spencer, Inc.	1,128,531	6,703,474
HCP, Inc.	1,339,900	50,835,806
LTC Properties, Inc.	514,246	14,573,732
Sabra Health Care REIT, Inc. (a)	239,100	4,210,551
Senior Housing Properties Trust	1,200,625	27,662,400

		103,985,963
Hotels 7.9%
Chesapeake Lodging Trust	444,250	7,734,393
Host Hotels & Resorts, Inc. (a)	2,934,094	51,669,395
Pebblebrook Hotel Trust (a)	722,675	16,007,251
Strategic Hotels & Resorts, Inc. *	2,140,354	13,805,283

		89,216,322
Industrial 6.1%
AMB Property Corp.	380,922	13,701,764
ProLogis	3,497,046	55,882,795

		69,584,559
Manufactured Homes 1.3%
Equity Lifestyle Properties, Inc.	254,290	14,659,819
Office 16.4%
Boston Properties, Inc. (a)	823,877	78,144,733
Brandywine Realty Trust (a)	1,867,118	22,666,813
Douglas Emmett, Inc. (a)	868,266	16,279,988
Hudson Pacific Properties, Inc. (a)	153,700	2,259,390
SL Green Realty Corp.	544,081	40,914,891
Vornado Realty Trust	295,957	25,896,237

		186,162,052
Regional Malls 15.2%
General Growth Properties, Inc.	1,083,928	16,779,205
Glimcher Realty Trust	643,028	5,948,009
Simon Property Group, Inc.	1,105,914	118,509,744
Taubman Centers, Inc. (a)	569,803	30,530,045

		171,767,003
Shopping Centers 9.6%
Developers Diversified Realty Corp.	1,817,661	25,447,254
Federal Realty Investment Trust (a)	163,809	13,360,262
Kimco Realty Corp.	1,980,899	36,329,688
Ramco-Gershenson Properties Trust	603,422	7,560,878
Tanger Factory Outlet Centers, Inc. (a)	980,522	25,728,897

		108,426,979
Specialty Services 1.1%
Entertainment Properties Trust (a)	262,055	12,269,415
Storage 5.4%
Extra Space Storage, Inc.	1,096,400	22,706,444
Public Storage	345,769	38,349,240

		61,055,684

		1,071,948,159
Other 3.6%
Health Care Providers & Services 2.7%
Brookdale Senior Living, Inc.*	1,093,676	30,622,928
Real Estate Management & Development 0.9%
Brookfield Properties Corp.	571,650	10,129,638

		40,752,566

Total Common Stocks (Cost $799,280,407)		1,112,700,725
Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 0.22% (b) (c) (Cost $130,972,992)	130,972,992	130,972,992

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $930,253,399) †	109.9	1,243,673,717
Other Assets and Liabilities, Net	(9.9)	(112,180,228)

Net Assets	100.0	1,131,493,489

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,005,960,137.  At March 31, 2011, net unrealized appreciation  for all securities based on tax cost was $237,713,580.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $315,199,134 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $77,485,554.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $129,532,973 which is 11.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,112,700,725	$—	$—	$1,112,700,725
Short-Term Investments	130,972,992	—	—	130,972,992
Total	$1,243,673,717	$—	$—	$1,243,673,717

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011